[GRAPHIC]

[PIONEER INVESTMENTS(R) LOGO]

PIONEER VARIABLE CONTRACTS TRUST

PIONEER REAL ESTATE SHARES VCT PORTFOLIO--CLASS II SHARES

SEMIANNUAL REPORT

JUNE 30, 2002

                                                PIONEER VARIABLE CONTRACTS TRUST

TABLE OF CONTENTS

Pioneer Real Estate Shares VCT Portfolio

  Portfolio and Performance Update                   2

  Portfolio Management Discussion                    3

  Schedule of Investments                            4

  Financial Statements                               5

  Notes to Financial Statements                      9

PIONEER REAL ESTATE SHARES VCT PORTFOLIO

PORTFOLIO AND PERFORMANCE UPDATE 6/30/02

[CHART]

PORTFOLIO DIVERSIFICATION
(As a percentage of total investment portfolio)

U.S. Common Stocks               88%
Short Term Cash Equivalents      12%

[CHART]

SECTOR DISTRIBUTION
(As a percentage of equity holdings)

Real Estate Investment Trusts    97%
Real Estate Services              3%

FIVE LARGEST HOLDINGS
(As a percentage of equity holdings)

   1. Equity Office Properties Trust                   7.11%
   2. Simon DeBartolo Group, Inc.                      4.82
   3. Apartment Investment & Management Co.            4.24
   4. General Growth Properties, Inc.                  4.04
   5. Archstone Communities Trust                      3.94

Holdings will vary for other periods.

PRICES AND DISTRIBUTIONS--CLASS II SHARES

                                             6/30/02        12/31/01
Net Asset Value per Share                    $16.24          $14.75

DISTRIBUTIONS PER SHARE                 INCOME         SHORT-TERM      LONG-TERM
(12/31/01 - 6/30/02)                    DIVIDENDS      CAPITAL GAIN    CAPITAL GAIN
                                        $0.32          $    -          $    -

PERFORMANCE OF A $10,000 INVESTMENT--CLASS II SHARES

The following chart shows the value of an investment made in PIONEER REAL ESTATE SHARES VCT PORTFOLIO at net asset value, compared to the growth of the Wilshire Real Estate Securities Index and the Standard & Poor's (S&P) 500 Index. The Wilshire Real Estate Securities Index is more representative of the Portfolio's holdings than the S&P 500 Index, and the Portfolio will compare its performance to only the Wilshire Real Estate Securities Index in the future. Portfolio returns are based on net asset value and do not reflect applicable insurance fees and surrender charges.

[CHART]

              PIONEER REAL
             ESTATE SHARES                        WILSHIRE REAL ESTATE
             VCT PORTFOLIO*     S&P 500 INDEX      SECURITIES INDEX+
8/00         $      10,000      $      10,000       $        10,000
6/01         $      11,570      $       7,715       $        11,930
6/02         $      12,999      $       6,701       $        13,488

+   Index comparison for Wilshire Real Estate Securities Index begins 7/31/00.

The Wilshire Index is a market-capitalization weighted measure of the performance of real estate investment trusts (equity and hybrid) and real estate operating companies. The S&P 500 Index is an unmanaged measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

AVERAGE ANNUAL TOTAL RETURNS
(As of June 30, 2002)

NET ASSET VALUE*

Life-of-Class                   11.16%
(8/1/00)
1 Year                          14.22%

All total returns shown assume reinvestment of distributions at net asset value.

* Portfolio performance does not reflect any variable contract fees, expenses or sales charges. If they had been included, performance would have been lower. This Portfolio report must be preceded or accompanied by a variable contract separate account report for the contracts through which the Portfolio is available. The separate account's report contains Portfolio performance net of any contract fees, expenses or sales charges.

Past performance does not guarantee future results. Returns and share prices fluctuate so that your investment, when redeemed, may be worth more or less than its original cost.

PORTFOLIO MANAGEMENT DISCUSSION 6/30/02

Amidst low bond yields and falling stock prices, real estate stocks continued to sparkle, posting double-digit gains for the six months ended June 30, 2002. Of course, the economic slowdown dimmed their luster a bit, particularly in the office and lodging sector. Nevertheless, real estate stocks held their lure, paying relatively high dividends and offering attractive growth prospects. As portfolio manager Jeff Caira explains in the following discussion, real estate investments are holding up relatively well in an uncertain economy rocked by corporate accounting irregularities and geopolitical tensions.

Q:  WHAT FACTORS CONTRIBUTED TO THE REAL ESTATE SECTOR'S STRONG PERFORMANCE?

A: Real estate investments offer attractive income and diversification benefits, which are helping these securities gain a wider audience and pushing prices higher. Today, REITs are generating an average yield of more than 6.5% in addition to their long-term price appreciation potential. The spread differential between this average yield and that of 10-year Treasury notes remains well above the historical average.

    REITs also provide a strategic, relatively low risk way to diversify away from more historically volatile investments. Even as the sector's fundamentals weakened in response to the recession, it still performed better than many other sectors of the U.S. economy and delivered positive growth. The sector's relative strength has much to do with its overall health going into the recession compared to past downturns. Furthermore, new supply has moderated quickly, setting the stage for strong rent growth when the economy improves and demand increases. This relatively rapid supply adjustment is the result of more efficient capital markets, which, with the timely release of corporate reporting, are better able to assess market conditions and react accordingly.

Q:  HOW DID THE PORTFOLIO RESPOND TO THESE FAVORABLE TRENDS?

A: Very positively. Total return at net asset value for Class II shares was 12.35% for the six months ended June 30, 2002. The best performing sectors during the first half of your Portfolio's fiscal year were the hotel, retail and storage sectors, which interestingly represent a combination of economically sensitive and strategically defensive property types.

    The Portfolio slightly underperformed its benchmark, the Wilshire Real Estate Securities Index, which climbed 13.06% for the same period. Our decision to maintain a limited exposure to hotel REITs since September 11, while initially favorable, did limit the Portfolio's participation in the rally when prices rose in the first quarter of 2002. However, when it became clear that business travel was not increasing as quickly as initially anticipated, hotel REITs retreated in the second quarter. During this time, the Portfolio's underweighting proved beneficial.

Q:  HOW ARE RETAIL, HOUSING AND OFFICE REITS SURVIVING THE ECONOMIC UNCERTAINTY?

A: Diversified across both strip malls and shopping malls, the Portfolio's investments in retail REITs continued to perform well in spite of the economic uncertainty. Portfolio holdings Simon DeBartolo Group, the largest regional-mall REIT, and General Growth Properties posted gains in excess of 25% for the six months. The slowing economy is forcing the closure of a number of chain store locations -- including Kmart, which has entered bankruptcy proceedings. However, occupancy rates for many retail REITs are still high, typically more than 90% for the REITs held in your Portfolio.

    Office and housing REITs are encountering lower earnings as a result of slower growth. Vacancies in the office sector remain high, but office rents tend to be the second longest lease terms in the real estate market, generally five to 10 years. The longer-term focus of these lease contracts helps add some stability to income flow for the sector. Even if rent contracts are coming due during the current market correction, the contracts are being renewed at rates generally higher than they were when the leases began.

    Conversely, housing REITs have much shorter lease terms, typically one year or less. Therefore, while multi-family housing offers defensive qualities since families need shelter, the various levels of quality across the housing sector respond differently to a recession. Our decision to focus on the medium-price market proved advantageous, since the higher quality, more expensive apartments suffered the most in the downturn.

Q:  WHAT IS YOUR OUTLOOK?

A: Despite the weaker growth we're seeing across certain sectors of real estate industry, many REITs are still generating positive growth and relatively high dividend yields. In addition, we do not expect the supply growth in the REIT sector to significantly exacerbate the current weak fundamentals, suggesting earnings should accelerate quickly as economic growth improves. However, accounting irregularities by a several high-profile companies and geopolitical tensions are creating great uncertainty -- delaying the arrival of a bona fide economic recovery. A delayed recovery could tip the industry's supply/demand balance. Our ability to locate properties that can respond to improvements in the economy or have attractive stock price valuations that are not yet reflected in current prices will be critical to the Portfolio's momentum into 2003.

Real-estate related investments involve specific risks, including those related to general and local economic conditions and individual properties.

SCHEDULE OF INVESTMENTS 6/30/02 (UNAUDITED)

 SHARES                                                        VALUE
           COMMON STOCKS - 88.1%
           HOTELS, RESTAURANTS & LEISURE - 2.6%
           HOTELS, RESORTS & CRUISE LINES - 2.6%
  58,000   Starwood Hotels & Resorts                     $ 1,907,620
                                                         -----------
           TOTAL HOTELS, RESTAURANTS & LEISURE           $ 1,907,620
                                                         -----------

           REAL ESTATE - 85.5%
           REAL ESTATE INVESTMENT TRUSTS - 83.5%
  56,000   Apartment Investment & Management Co.         $ 2,755,200
  42,000   AMB Property Corp.                              1,302,000
   9,000   Alexandria Real Estate Equities, Inc.             444,060
  83,000   Arden Realty Group, Inc.                        2,361,350
  95,715   Archstone Communities Trust                     2,555,591
  29,500   Avalonbay Communities, Inc.                     1,377,650
  31,200   Brandywine Realty Trust                           808,080
  19,500   BRE Properties, Inc.                              606,645
  42,000   Boston Properties, Inc.                         1,677,900
  37,000   CBL & Associates Properties                     1,498,500
  31,000   Chelsea Property Group, Inc.                    1,036,950
  49,000   Camden Property Trust                           1,814,470
   7,500   Carramerica Realty Corp.                          231,375
  67,000   Duke Realty Investments, Inc.                   1,939,650
 153,457   Equity Office Properties Trust                  4,619,056
  82,000   Equity Residential Property Trust               2,357,500
  25,100   Essex Property Trust, Inc.                      1,372,970
   2,000   First Industrial Realty Trust, Inc.                65,700
  22,500   Federal Realty Investment Trust                   623,475
  51,500   General Growth Properties, Inc.                 2,626,500
  19,500   Home Properties of NY, Inc.                       739,830
 136,590   Host Marriott Corp.                             1,543,467
  63,000   Innkeepers USA Trust                              603,540
  60,000   Liberty Property Trust                          2,100,000
  20,000   The Macerich Co.                                  620,000
  37,500   Manufactured Home Communities, Inc.             1,316,250
  58,000   MeriStar Hospitality Corp.                        884,500
  37,000   Mills Corp.                                     1,147,000
  49,000   Mission West Properties, Inc.                     594,860
  96,000   ProLogis Trust                                  2,496,000
  51,700   Pan Pacific Retail Properties, Inc.             1,767,106
  62,000   Prentiss Properties Trust                       1,968,500
  50,000   Public Storage, Inc.                            1,855,000
   1,615   Public Storage, Inc. (Depository Shares)           45,058
  18,000   PS Business Parks Inc.                            629,100
  19,300   Reckson Associates Realty Corp.                   480,570
  40,000   Shurgard Storage Centers, Inc.                  1,388,000
  30,000   SL Green Realty Corp.                           1,069,500
  85,000   Simon DeBartolo Group, Inc.                     3,131,400
  61,600   Taubman Centers, Inc.                             939,400
  79,000   United Dominion Realty Trust                    1,244,250
  51,000   Vornado Realty Trust                            2,356,200
  16,000   Weingarten Realty Investors                       566,400
                                                         -----------
                                                         $61,560,553
                                                         -----------

           REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.0%
  30,000   Catellus Development Corp.                    $   612,600
  50,500   Trizec Properties Inc.                            851,430
                                                         -----------
                                                         $ 1,464,030
                                                         -----------
           TOTAL REAL ESTATE                             $63,024,583
                                                         -----------
           TOTAL COMMON STOCKS
           (Cost $55,895,529)                            $64,932,203
                                                         -----------

PRINCIPAL
AMOUNT
           TEMPORARY CASH INVESTMENT - 11.9%
           REPURCHASE AGREEMENT - 11.9%
$8,800,000 Credit Suisse First Boston, Inc., 1.86%
           dated 6/28/02, repurchase price of
           $8,800,000 plus accrued interest on
           7/1/02 collateralized by $8,512,000
           U.S. Treasury Bond, 5.5%, 2/28/03             $ 8,800,000
                                                         -----------
           TOTAL TEMPORARY CASH INVESTMENT
           (Cost $8,800,000)                             $ 8,800,000
                                                         -----------
           TOTAL INVESTMENT IN SECURITIES AND
           TEMPORARY CASH INVESTMENT - 100.0%
           (Cost $64,695,529)                            $73,732,203
                                                         ===========

   The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS 6/31/02

                                                                                        SIX MONTHS
                                                                                           ENDED                       8/1/00
                                                                                          6/30/02      YEAR ENDED         TO
CLASS II                                                                                (UNAUDITED)     12/31/01       12/31/00
Net asset value, beginning of period                                                    $     14.75    $    14.40     $   14.55
                                                                                        -----------    ----------     ---------
Increase (decrease) from investment operations:
   Net investment income                                                                $      0.52    $     0.41     $    0.32
   Net realized and unrealized loss (gain) on investments                                      1.29          0.63         (0.28)
                                                                                        -----------    ----------     ---------
    Net increase (decrease) from investment operations                                  $      1.81    $     1.04     $    0.04
Distributions to shareowners:
   Net investment income                                                                      (0.32)        (0.52)        (0.09)
   Net realized gain                                                                              -             -             -
   Tax return of capital                                                                          -         (0.17)        (0.10)
                                                                                        -----------    ----------     ---------
Net decrease (increase) in net asset value                                              $      1.49    $     0.35     $   (0.15)
                                                                                        -----------    ----------     ---------
Net asset value, end of period                                                          $     16.24    $    14.75     $   14.40
                                                                                        ===========    ==========     =========
Total return*                                                                                 12.35%         7.52%         1.32%
Ratio of net expenses to average net assets+                                                   1.32%**       1.52%         1.63%**
Ratio of net investment income to average net assets+                                          4.63%**       4.36%         7.54%**
Portfolio turnover rate                                                                          31%**         34%           31%
Net assets, end of period (in thousands)                                                $    33,490    $   11,972     $   1,770
Ratios assuming no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
   Net expenses                                                                                1.32%**       1.52%         1.63%**
   Net investment income                                                                       4.63%**       4.36%         7.54%**
Ratios assuming waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
   Net expenses                                                                                1.32%**       1.52%         1.62%**
   Net investment income                                                                       4.63%**       4.36%         7.53%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratios assuming no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

BALANCE SHEET 6/30/02 (UNAUDITED)

ASSETS:
 Investment in securities, at value (cost $55,895,529)                              $  64,932,203
 Temporary cash investments (at amortized cost)                                         8,800,000
 Cash                                                                                     163,812
 Foreign currencies, at value                                                                   -
 Receivables -
  Investment securities sold                                                                    -
  Fund shares sold                                                                        426,196
  Collateral for securities loaned, at fair value                                         701,100
  Variation margin                                                                              -
  Dividends, interest and foreign taxes withheld                                          404,947
  Forward foreign currency settlement contracts, net                                            -
  Forward foreign currency portfolio hedge contracts, net                                       -
  Due from Pioneer Investment Management, Inc.                                                  -
 Other                                                                                        422
                                                                                    -------------
     Total assets                                                                   $  75,428,680
                                                                                    -------------

LIABILITIES:
 Payables -
  Investment securities purchased                                                   $   2,945,900
  Fund shares repurchased                                                                  29,631
  Dividends                                                                                     -
  Upon return of securities loaned                                                        701,100
  Variation margin                                                                              -
  Forward foreign currency settlement contracts, net                                            -
  Forward foreign currency portfolio hedge contracts, net                                       -
 Due to bank                                                                                    -
 Due to affiliates                                                                         54,888
 Accrued expenses                                                                          32,300
 Other                                                                                          -
                                                                                    -------------
     Total liabilities                                                              $   3,763,819
                                                                                    -------------

NET ASSETS:
 Paid-in capital                                                                    $  66,339,913
 Accumulated net investment income (loss)                                                  83,625
 Accumulated undistributed net realized gain (loss)                                    (3,795,351)
 Net unrealized gain (loss) on:
  Investments                                                                           9,036,674
  Futures contracts                                                                             -
  Forward foreign currency contracts and other assets
    and liabilities denominated in foreign currencies                                           -
                                                                                    -------------
     Total net assets                                                               $  71,664,861
                                                                                    -------------

NET ASSET VALUE PER SHARE:
 CLASS I:
  (Unlimited number of shares authorized)
    Net assets                                                                      $  38,174,880
    Shares outstanding                                                                  2,347,842
                                                                                    -------------
    Net asset value per share                                                       $       16.26
 CLASS II:
    (Unlimited number of shares authorized)
    Net assets                                                                      $  33,489,981
    Shares outstanding                                                                  2,062,260
                                                                                    -------------
    Net asset value per share                                                       $       16.24

   The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS (UNAUDITED)

                                                                                     SIX MONTHS
                                                                                       ENDED
                                                                                      6/30/02
INVESTMENT INCOME:
 Dividends (net of foreign taxes withheld of $303)                                  $ 1,489,029
 Interest                                                                                46,103
 Income on securities loaned, net                                                           566
 Other                                                                                        -
                                                                                    -----------
     Total investment income                                                        $ 1,535,698
                                                                                    -----------

EXPENSES:
 Management fees                                                                    $   214,871
 Transfer agent fees                                                                      2,353
 Distribution fees (Class II)                                                            23,645
 Administrative fees                                                                     18,596
 Custodian fees                                                                          18,176
 Professional fees                                                                       14,755
 Printing                                                                                15,039
 Fees and expenses of nonaffiliated trustees                                              1,570
 Miscellaneous                                                                            2,946
                                                                                    -----------
    Total expenses                                                                  $   311,951
    Less management fees waived and expenses assumed
     by Pioneer Investment Management, Inc.                                                   -
    Less fees paid indirectly                                                                 -
                                                                                    -----------
    Net expenses                                                                    $   311,951
                                                                                    -----------
     Net investment income (loss)                                                   $ 1,223,747
                                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS, FUTURES CONTRACTS AND
FOREIGN CURRENCY TRANSACTIONS:
 Net realized gain (loss) from:
  Investments                                                                       $   838,258
  Futures contracts                                                                           -
  Forward foreign currency contracts and other assets
   and liabilities denominated in foreign currencies                                          -
                                                                                    -----------
                                                                                    $   838,258
                                                                                    -----------
 Change in net unrealized gain or loss from:
  Investments                                                                       $ 4,310,927
  Futures contracts                                                                           -
  Forward foreign currency contracts and other assets
   and liabilities denominated in foreign currencies                                          -
                                                                                    -----------
                                                                                    $ 4,310,927
                                                                                    -----------
 Net gain (loss) on investments, futures contracts
  and foreign currency transactions                                                 $ 5,149,185
                                                                                    -----------
 Net increase (decrease) in net assets resulting
  from operations                                                                   $ 6,372,932
                                                                                    ===========

   The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                       PIONEER REAL ESTATE
                                                                                       SHARES VCT PORTFOLIO

                                                                                  SIX MONTHS
                                                                                     ENDED              YEAR
                                                                                    6/30/02            ENDED
                                                                                  (UNAUDITED)         12/31/01
FROM OPERATIONS:
Net investment income (loss)                                                     $   1,223,747      $   1,774,001
Net realized gain (loss) on investments,
  futures and foreign currency transactions                                            838,258          1,316,449
Change in net unrealized gain or loss on
  investments, futures and foreign
  currency transactions                                                              4,310,927           (214,377)
                                                                                 -------------      -------------
   Net increase (decrease) in net assets
     resulting from operations                                                   $   6,372,932      $   2,876,073
                                                                                 -------------      -------------

DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
  Class I                                                                        $    (771,174)     $  (1,273,930)
  Class II                                                                            (472,577)          (192,618)
Net realized gain
  Class I                                                                                    -                  -
  Class II                                                                                   -                  -
Tax return of capital
  Class I                                                                                    -           (370,000)
  Class II                                                                                   -           (134,299)
                                                                                 -------------      -------------
    Total distributions to shareowners                                           $  (1,243,751)     $  (1,970,847)
                                                                                 -------------      -------------

FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                                 $  24,057,815      $  19,273,192
Reinvestment of distributions                                                        1,243,751          1,970,846
Cost of shares repurchased                                                          (3,763,599)       (11,903,887)
                                                                                 -------------      -------------
    Net increase (decrease) in net assets
      resulting from fund share transactions                                     $  21,537,967      $   9,340,151
                                                                                 -------------      -------------
    Net increase (decrease) in net assets                                        $  26,667,148      $  10,245,377

NET ASSETS:
Beginning of period                                                                 44,997,713         34,752,336
                                                                                 -------------      -------------
End of period                                                                    $  71,664,861      $  44,997,713
                                                                                 =============      =============
Accumulated net investment income (loss),
  end of period                                                                  $      83,625      $     103,629
                                                                                 =============      =============

   The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS 6/30/02 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Pioneer Variable Contracts Trust (the Trust) is a Delaware business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of nineteen separate portfolios (collectively, the Portfolios, individually the Portfolio) as follows:

DIVERSIFIED PORTFOLIOS:

   Pioneer Emerging Markets VCT Portfolio
     (Emerging Markets Portfolio)
   Pioneer Global Financials VCT Portfolio
     (Global Financials Portfolio)
   Pioneer Europe VCT Portfolio
     (Europe Portfolio)
   Pioneer International Value VCT Portfolio
     (International Value Portfolio)
     (formerly International Growth Portfolio)
   Pioneer Small Cap Value VCT Portfolio
     (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio
     (Small Company Portfolio)
   Pioneer Mid Cap Value VCT Portfolio
     (Mid Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio
     (Growth Shares Portfolio)
   Pioneer Fund VCT Portfolio
     (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio
     (Equity Income Portfolio)
   Pioneer Balanced VCT Portfolio
     (Balanced Portfolio)
   Pioneer Strategic Income VCT Portfolio
     (Strategic Income Portfolio)
   Pioneer America Income VCT Portfolio
     (America Income Portfolio)
   Pioneer Money Market VCT Portfolio
     (Money Market Portfolio)
   Pioneer Real Estate Shares VCT Portfolio
     (Real Estate Shares Portfolio) (formerly
     Real Estate Growth Portfolio)

NON-DIVERSIFIED PORTFOLIOS:

   Pioneer Global Health Care VCT Portfolio
     (Global Health Care Portfolio)
   Pioneer Global Telecoms VCT Portfolio
     (Global Telecoms Portfolio)
   Pioneer Science & Technology VCT Portfolio
     (Science & Technology Portfolio)
   Pioneer High Yield VCT Portfolio
     (High Yield Portfolio)

Portfolio shares may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

The investment objective of Real Estate Shares VCT Portfolio is to seek long term capital growth, with current income as a secondary objective.

The Trust's financial statements have been prepared in conformity with accounting principles generally accepted in the United States that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust, which are in conformity with those generally accepted in the investment company industry:

A. SECURITY VALUATION

   Security transactions are recorded as of trade date. Net asset values for the portfolio is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Trading in foreign equity securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The value of such securities used in computing the net asset value of the Portfolio's shares, based on the last sale price on the principal exchange where they traded, are determined as of such times.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio is informed of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates. Temporary cash investments are valued at amortized cost.

   Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

   Because the Real Estate Shares Portfolio may invest a substantial portion of its assets in Real Estate Investment Trusts (REITs), the Portfolio may be subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code or its failure to maintain exemption from registration under the Investment Company Act of 1940.

B. FOREIGN CURRENCY TRANSLATION

   The books and records of the Portfolio is maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions represent the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollar actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C. TAXES

   It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of the Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   A portion of the dividend income recorded by the Real Estate Shares Portfolio is from distributions by publicly traded REITs, and such distributions for tax purposes may also consist of capital gains and return of capital.

   The actual return of capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital, are recorded by the Trust as a reduction of the cost basis of the securities held.

   Capital loss carryforwards are available to offset future realized capital gains. At December 31, 2001, the Portfolio had a capital loss carryforward of $4,429,036 that expires between 2007 and 2008.

D. PORTFOLIO SHARES

   The Portfolio records sales and repurchases of their Portfolio shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc.
   (PFD), the principal underwriter for the Trust and a majority owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), $527,769 in commissions on the sale of trust shares for the six months ended June 30, 2002. Dividends and distributions to shareowners are recorded on the ex-dividend date.

E. SECURITIES LENDING

   The Portfolio loans securities in their portfolio to certain brokers, with the Portfolios' custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive interest or dividends on the securities loaned, and records unrealized gains or losses in the fair value of the securities loaned that may occur during the term of the loan. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The value of cash collateral at period end are disclosed on the balance sheet. As of June 30, 2002, the Portfolio loaned securities having a fair value of $683,378 and received collateral of $701,100.

F. REPURCHASE AGREEMENTS

   With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Trust's custodian, or subcustodians. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. MANAGEMENT AGREEMENT

PIM manages the Portfolio, and is a majority owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the annual rate of 0.80% of the Portfolio's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At June 30, 2002, $47,711 was payable to PIM related to management fees, administrative fees and certain other services.

3. TRANSFER AGENT

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a majority owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $1,133 in transfer agent fees payable to PIMSS at June 30, 2002.

4. DISTRIBUTION PLANS

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. Included in due to affiliates is $6,044 in distribution fees payable to PFD at June 30, 2002.

5. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

At June 30, 2002, the Portfolios' aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

                                                    GROSS           GROSS         NET APPRECIATION/
PORTFOLIO                         TAX COST      APPRECIATION     DEPRECIATION      (DEPRECIATION)
---------------------------------------------------------------------------------------------------
Real Estate Shares Portfolio   $64,900,102       $9,240,454       $(408,353)         $8,832,101

6. PORTFOLIO TRANSACTIONS

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the six months ended June 30, 2002, were $26,355,827 and $7,633,636, respectively.

7. CAPITAL SHARES

At June 30, 2002, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                      '02 SHARES             '02 AMOUNT
                                     (UNAUDITED)            (UNAUDITED)        '01 SHARES        '01 AMOUNT
-----------------------------------------------------------------------------------------------------------
REAL ESTATE SHARES PORTFOLIO
CLASS I:
Shares sold                              267,068           $  4,210,120           598,202      $  8,634,935
Reinvestment of distributions             48,771                771,174           115,873         1,643,929
Shares repurchased                      (204,161)            (3,157,676)         (765,572)      (10,870,743)
                                     ----------------------------------------------------------------------
  Net increase (decrease)                111,678           $  1,823,618           (51,498)     $   (591,879)
                                     ======================================================================

CLASS II:
Shares sold                            1,259,920           $ 19,847,695           738,531      $ 10,638,257
Reinvestment of distributions             29,806                472,577            22,911           326,917
Shares repurchased                       (39,132)              (605,923)          (72,699)       (1,033,144)
                                     ----------------------------------------------------------------------
  Net increase                         1,250,594           $ 19,714,349           688,743      $  9,932,030
                                     ======================================================================

                            THIS PAGE FOR YOUR NOTES.

[PIONEER INVESTMENTS(R) LOGO]

PIONEER VARIABLE CONTRACTS TRUST

OFFICERS
JOHN F. COGAN, JR., PRESIDENT
DANIEL T. GERACI, EXECUTIVE VICE PRESIDENT
VINCENT NAVE, TREASURER
JOSEPH P. BARRI, SECRETARY

TRUSTEES
JOHN F. COGAN, JR., CHAIRMAN
RICHARD H. EGDAHL, M.D.
MARGUERITE A. PIRET
DANIEL T. GERACI
STEPHEN K. WEST
MARY K. BUSH
MARGARET B.W. GRAHAM
JOHN WINTHROP

INVESTMENT ADVISER
PIONEER INVESTMENT MANAGEMENT, INC.

CUSTODIAN
BROWN BROTHERS HARRIMAN & CO.

LEGAL COUNSEL
HALE AND DORR LLP

THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS, WHICH INCLUDES MORE INFORMATION ABOUT CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

                                                                   12067-00-0802